Commitments - Future minimum lease payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 1,044	$ 1,045
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Total	149	131
After one year but not more than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total	596	522
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 299	$ 392